Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Subsequent Events
Subsequent Events

Note 18: Subsequent Events

On February 10, 2023, Alliance, Adara Acquisition Corp. (“Adara”) and a Merger Sub consummated the closing of the transactions contemplated by a Business Combination Agreement. Pursuant to the terms of the Business Combination Agreement, a business combination of Alliance and Adara was affected by the merger of Merger Sub with and into Alliance (the “Merger”), with Alliance surviving the Merger as a wholly-owned subsidiary of Adara Following the consummation of the Merger on the closing date of the Business Combination, Adara changed its name from Adara Acquisition Corp. to Alliance Entertainment Holding Corporation). of Adara Following the consummation of the Merger on the closing date of the Business Combination, Adara changed its name from Adara Acquisition Corp. to Alliance Entertainment Holding Corporation).

Note 16: Subsequent Events

On July 1, 2022 the company completed the acquisition of a toys and collectibles distribution company for an aggregated purchase price of approximately $9.2 million. Due to the limited amount of time since this acquisition, the initial purchase accounting for it is incomplete.

Subsequent events have been evaluated through October 17, 2022, the date these financial statements were available to be issued.